Note 8 - Commitments and Contingencies (Details) - Future Minimum Annual Lease Payments - USD ($)	Sep. 30, 2015	Dec. 31, 2014
Future Minimum Annual Lease Payments [Abstract]
2015		$ 444,746
2016	$ 2,548,329	465,404
2017	2,513,975	440,212
2018	1,948,791	293,812
2019	1,601,175	154,055
	$ 17,486,856	$ 1,798,229